Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (46,000)	$ (535,000)
Reconciliation of net loss to cash provided by operating activities:
Depreciation and amortization expense	2,909,000	2,522,000
Amortization of debt issuance costs	42,000	31,000
Compensation costs - stock options	6,000	6,000
Provision for losses on accounts receivable	40,000	33,000
Gain from disposal of vehicles	(38,000)	(45,000)
Gain on debt extinguishment	(801,000)
Change in operating assets and liabilities, net of effect of acquisition:
Accounts receivable	3,225,000	155,000
Unbilled membership dues receivable	17,000	(48,000)
Inventories	(97,000)	7,000
Prepaid expenses	(5,000)	(83,000)
Other assets, net	(62,000)	4,000
Accounts payable	(2,769,000)	675,000
Accrued payroll and other compensation	(152,000)	89,000
Accrued income taxes	(50,000)	9,000
Other accrued taxes	27,000	29,000
Deferred membership dues revenue	43,000	254,000
Other liabilities and accrued expenses	282,000	46,000
Net cash provided by operating activities	2,571,000	3,149,000
Cash flows from investing activities:
Capital expenditures	(4,549,000)	(7,159,000)
Payments related to acquisition of New Castle Country Club property		(90,000)
Proceeds from disposal of vehicle	38,000	45,000
Net cash used in investing activities	(4,511,000)	(7,204,000)
Cash flows from financing activities:
Proceeds under Paycheck Protection Program loans	2,765,000
Proceeds under term loan facilities		26,000,000
Principal payments on term loan facilities	(1,056,000)	(14,551,000)
Principal payments on finance lease obligations	(348,000)	(247,000)
Borrowings under line of credit facilities		1,705,000
Repayment under line of credit facilities		(1,839,000)
Payments of debt issuance costs		(290,000)
Proceeds from exercise of employee stock options	43,000
Net cash provided by financing activities	1,404,000	10,778,000
Increase (decrease) in cash, cash equivalents and restricted cash	(536,000)	6,723,000
Cash, cash equivalents and restricted cash at beginning of year	8,631,000	1,908,000
Cash, cash equivalents and restricted cash at end of year	8,095,000	8,631,000
Significant non-cash operating and investing activities:
Capital expenditures included in accounts payable	147,000	590,000
Significant non-cash investing and financing activities:
Operating lease right-of-use assets in exchange for lease obligations	948,000	2,002,000
Finance lease obligations incurred	391,000	173,000
Acquisition of New Castle Country Club real property in exchange for the assumption of outstanding debt		787,000
Cash paid during the year for interest	1,156,000	790,000
Cash paid during the year for income taxes	148,000	151,000
Paycheck Protection Program CARES Act [Member]
Significant non-cash operating and financing activities:
Interest forgiven from Paycheck Protection Program Loans	$ 4,000